Directors and key management remuneration (Tables)	12 Months Ended
Dec. 31, 2019
Directors' and key management remuneration
Schedule of directors' remuneration

	2019	2018
Directors' remuneration	£000	£000
Non Executive Directors	1,881	2,001
Chairman and executive directors- emoluments	4,783	4,657
	6,664	6,658
Amounts receivable under long-term incentive plans and share option plans	741	—
Total	7,405	6,658

Schedule of compensation of key management

	2019	2018
	£000	£000
Short-term benefits	22,067	20,316
Post-employment benefits	401	82
Share-based payments	2,435	—
	24,903	20,398